Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 LibertyAcquisitionProForma [Member]
Pro Forma [Line Items]
Pro forma net revenue	$ 10,197,670	$ 3,415,472
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 797,867	$ 268,467
Basic	2.62	0.88
Fully diluted	2.60	0.87